Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001688757
Registrant Name	ESTABLISHMENT LABS HOLDINGS INC.
Registration File Number	333-271418
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES